Summary of Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2017
Summary Of Accounting Policies [Line Items]
Available-for-sale Securities, Gross Unrealized Gain (Loss)			$ 552,589
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	298,664	795,563
Property, Plant and Equipment, Gross, Total	$ 2,077,055	$ 1,995,010		$ 196,691
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,817,711	1,658,073		600,085
Asset Impairment Charges, Total	8,032,670	48,930,087
Proceeds from Sale of Productive Assets	0	33,142
Proceeds from Dividends Received	0	1,360,172
Cash and Cash Equivalents, at Carrying Value, Total	128,035	3,101,682		$ 15,099
Available-for-sale Securities [Member]
Summary Of Accounting Policies [Line Items]
Proceeds from Dividends Received		1,360,172
Cash and Cash Equivalents, at Carrying Value, Total	210,990
Vehicles [Member]
Summary Of Accounting Policies [Line Items]
Property, Plant and Equipment, Gross, Total	355,886	354,887
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	336,083	328,659
Asset Impairment Charges, Total		355,886
Gas Gathering and Processing Equipment [Member]
Summary Of Accounting Policies [Line Items]
Property, Plant and Equipment, Gross, Total	2,720,247	2,722,839
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	931,923	837,494
Asset Impairment Charges, Total	2,720,247
Furniture And Equipment [Member]
Summary Of Accounting Policies [Line Items]
Property, Plant and Equipment, Gross, Total	795,563	552,288
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	532,190	478,578
Building And leasehold Imrovement [Member]
Summary Of Accounting Policies [Line Items]
Property, Plant and Equipment, Gross, Total	23,069	23,069
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 17,515	$ 13,342
Cherokee Project Assets [Member]
Summary Of Accounting Policies [Line Items]
Percentage Of Sale Reserve Quantity to Total Reserve Quantity		6.70%
Proceeds from Sale of Productive Assets		$ 2,867,305
Maximum [Member]
Summary Of Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years